Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2021
Central Index Key	dei_EntityCentralIndexKey	0001572661
Amendment Flag	dei_AmendmentFlag	false
Registrant Name	dei_EntityRegistrantName	Principal Exchange-Traded Funds
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2022
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A